Environmental Trust Funds (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Environmental Trust Funds [Line Items]
Balance at beginning of the year	$ 125.2	$ 109.6
Contributions	10.1	13.2
Interest earned	4.9	4.4	$ 1.2
Translation adjustment	0.7	(2.0)
Balance at end of the year	140.9	125.2	$ 109.6
South Africa
Schedule of Environmental Trust Funds [Line Items]
Term deposit	28.3	22.2
Ghana
Schedule of Environmental Trust Funds [Line Items]
Cash deposits	$ 112.6	$ 103.0